LDK SOLAR CO., LTD. (PARENT COMPANY) (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Balance Sheets

Condensed Balance Sheets

	December 31, 2010	December 31, 2011
Cash and cash equivalents	8,656	7,129
Due from other affiliates	0	25,775
Due from subsidiaries	31,885	85,400
Prepaid expense Other receivables	238 877	0 250
Investment in subsidiaries	1,629,564	1,599,919
Debt issuance costs	4,300	5,598

Total assets	1,675,520	1,724,071

Accrued expenses and other payables	7,648	13,685
Borrowings	0	29,800
RMB-denominated US$-settled senior notes, less debt discount	0	258,827
Due to subsidiaries	256,749	786,338
Deferred revenue	1,780	1,772
Convertible senior notes	390,103	23,733
Total equity	1,019,240	609,916

Total liabilities and equity	1,675,520	1,724,071

Condensed Statements Of Operations

Condensed Statements of operations

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Revenue	0	0	4,534
General and administrative expenses	(7,229)	(7,769)	(13,667)
Legal settlement, net of insurance recoveries	(10,000)	0	0
Interest income	1	119	65
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(14,574)	(19,278)	(30,508)
Foreign currency exchange loss, net	0	0	(10,871)
Others	(3)	55	4,836

(Loss) before income tax and equity in (loss) from subsidiaries	(31,805)	(26,873)	(45,611)
Equity in (loss) earnings from subsidiaries	(202,420)	318,986	(609,848)
Income tax expense	0	(1,316)	0

Net (loss) income available to ordinary shareholders	(234,225)	290,797	(655,459)

Condensed Statements Of Cash Flows

Condensed Statements of Cash Flows

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year ended December 31, 2011
Cash flows from operating activities
Net (loss) income	(234,225)	290,797	(655,459)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of convertible senior notes issuance costs and debt discount	9,456	10,174	5,456
Equity in loss (earnings) from subsidiaries	202,420	(318,986)	609,848
Compensation revenue	0	0	(4,534)
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	0	(4,831)
Others	0	(193)	0
Changes in operating assets/liabilities:
Due from subsidiaries	(8,790)	97,008	(53,515)
Due from an affiliate	0	0	(25,775)
Due to subsidiaries	10,568	176,052	47,223
Other assets/liabilities	11,646	(10,162)	6,895

Net cash (used in) provided by operating activities	(8,925)	244,690	(74,692)

Cash flows from investing activities
Investment in subsidiaries	(131,462)	(262,253)	(377,015)

Net cash used in investing activities	(131,462)	(262,253)	(377,015)

Cash flows from financing activities
Proceeds from related party borrowings	29,050	20,173	447,286
Proceeds from bank borrowings	0	0	29,800
Proceeds from issuance of ordinary shares	111,800	18,029	167,329
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,894)	(5,749)
Payment of repurchase of ordinary shares	0	0	(110,559)
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	0	258,657
Proceeds from private placements of ordinary shares	0	0	25,790
Payment for repurchase of RMB-denominated US$-settled senior notes	0	0	(8,223)
Payment of convertible senior notes redemption	0	(7,719)	(364,765)

Net cash provided by financing activities	140,850	25,589	439,566

Effect of foreign currency exchange rate changes on cash and cash equivalents	0	0	10,614
Net (decrease) increase in cash and cash equivalents	463	8,026	(1,527)
Cash and cash equivalents at beginning of year	167	630	8,656

Cash and cash equivalents at end of year	630	8,656	7,129